Overview of consolidated entities (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Overview of Consolidated entity [Line Items]
Entity Incorporation, State or Country Code	C9
Materialise NV
Overview of Consolidated entity [Line Items]
Entity Incorporation, State or Country Code	C9
Percentage of Equity Interest Held	100.00%	100.00%	100.00%
Materialise SAS
Overview of Consolidated entity [Line Items]
Entity Incorporation, State or Country Code	I0
Percentage of Equity Interest Held	100.00%	100.00%	100.00%
Materialise GmbH
Overview of Consolidated entity [Line Items]
Entity Incorporation, State or Country Code	2M
Percentage of Equity Interest Held	100.00%	100.00%	100.00%
Materialise Japan K.K.
Overview of Consolidated entity [Line Items]
Entity Incorporation, State or Country Code	M0
Percentage of Equity Interest Held	100.00%	100.00%	100.00%
Materialise s.r.o.
Overview of Consolidated entity [Line Items]
Entity Incorporation, State or Country Code	2N
Percentage of Equity Interest Held	100.00%	100.00%	100.00%
Materialise USA, LLC
Overview of Consolidated entity [Line Items]
Entity Incorporation, State or Country Code	X1
Percentage of Equity Interest Held	99.00%	99.00%	99.00%
Materialise UK Ltd
Overview of Consolidated entity [Line Items]
Entity Incorporation, State or Country Code	X0
Percentage of Equity Interest Held	100.00%	100.00%	100.00%
OBL SAS
Overview of Consolidated entity [Line Items]
Entity Incorporation, State or Country Code	I0
Percentage of Equity Interest Held	100.00%	100.00%	100.00%
Materialise Austria GmbH
Overview of Consolidated entity [Line Items]
Entity Incorporation, State or Country Code	C4
Percentage of Equity Interest Held	100.00%	100.00%	100.00%
Materialise Sdn. Bhd.
Overview of Consolidated entity [Line Items]
Entity Incorporation, State or Country Code	N8
Percentage of Equity Interest Held	100.00%	100.00%	100.00%
Materialise Ukraine LLC
Overview of Consolidated entity [Line Items]
Entity Incorporation, State or Country Code	2H
Percentage of Equity Interest Held	100.00%	100.00%	100.00%
RapidFit NV
Overview of Consolidated entity [Line Items]
Entity Incorporation, State or Country Code	C9
Percentage of Equity Interest Held	100.00%	83.00%	83.00%
Meridian Technique Ltd
Overview of Consolidated entity [Line Items]
Entity Incorporation, State or Country Code	X0
Percentage of Equity Interest Held	100.00%	100.00%	100.00%
OrthoView Holdings Ltd
Overview of Consolidated entity [Line Items]
Entity Incorporation, State or Country Code	X0
Percentage of Equity Interest Held	100.00%	100.00%	100.00%
Materialise SA
Overview of Consolidated entity [Line Items]
Entity Incorporation, State or Country Code	R9
Percentage of Equity Interest Held	100.00%	100.00%	100.00%
Materialise Colombia SAS
Overview of Consolidated entity [Line Items]
Entity Incorporation, State or Country Code	F8
Percentage of Equity Interest Held	100.00%	100.00%	100.00%
Materialise Motion NV
Overview of Consolidated entity [Line Items]
Entity Incorporation, State or Country Code	C9
Percentage of Equity Interest Held	100.00%	100.00%	50.00%
Materialise Shanghai Co.Ltd
Overview of Consolidated entity [Line Items]
Entity Incorporation, State or Country Code	F4
Percentage of Equity Interest Held	100.00%	100.00%	100.00%
Engimplan Engenharia de Implante Industria & Comércio Ltda
Overview of Consolidated entity [Line Items]
Entity Incorporation, State or Country Code	D5
Percentage of Equity Interest Held	100.00%	100.00%	75.00%
Engimplan Holding Ltda
Overview of Consolidated entity [Line Items]
Entity Incorporation, State or Country Code	D5
Percentage of Equity Interest Held	100.00%	100.00%	100.00%
Materialise Limited
Overview of Consolidated entity [Line Items]
Entity Incorporation, State or Country Code	KS
Percentage of Equity Interest Held	100.00%	100.00%	0.00%
Materialise Australia PTY Ltd
Overview of Consolidated entity [Line Items]
Entity Incorporation, State or Country Code	C3
Percentage of Equity Interest Held	100.00%	100.00%	100.00%
Materialise S.R.L.
Overview of Consolidated entity [Line Items]
Entity Incorporation, State or Country Code	L6
Percentage of Equity Interest Held	100.00%	100.00%	100.00%
ACTech GmbH
Overview of Consolidated entity [Line Items]
Entity Incorporation, State or Country Code	2M
Percentage of Equity Interest Held	100.00%	100.00%	100.00%
ACTech Holding GmbH
Overview of Consolidated entity [Line Items]
Entity Incorporation, State or Country Code	2M
Percentage of Equity Interest Held	100.00%	100.00%	100.00%
ACTech, Inc.
Overview of Consolidated entity [Line Items]
Entity Incorporation, State or Country Code	X1
Percentage of Equity Interest Held	100.00%	100.00%	100.00%
Tianjin Zhenyuan Materialise Medical Technology Ltd
Overview of Consolidated entity [Line Items]
Entity Incorporation, State or Country Code	F4
Percentage of Equity Interest Held	51.00%	0.00%	0.00%